Income Taxes (Schedule of Income (Loss) Before Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic	$ 2,941	$ (4,340)	$ (10,302)	$ (8,755)	$ (676)
Foreign	(10,226)	(6,830)	(14,335)	(9,462)	(2,096)
Loss before taxes	$ (7,285)	$ (11,170)	$ (24,637)	$ (18,217)	$ (2,772)